PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net are comprised of the following:

	June 30, 2021	December 31, 2020
Cost:

Buildings and land	$92,217	$91,908
Computers, software and electronic equipment	56,641	54,388
Network equipment	28,326	28,212
Office furniture and equipment	3,890	3,796
Vehicles	237	205
Leasehold improvements	4,010	4,010

	185,321	182,519
Accumulated depreciation	108,737	105,347

Depreciated cost	$76,584	$77,172